RELATED PARTY TRANSACTIONS - Additional Information (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Capital commitments contracted	$ 38,696
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member]
Related Party Transaction [Line Items]
Capital commitments contracted	$ 1,883